FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number: 811-09174

AEGIS VALUE FUND, INC.

Address:
1100 NORTH GLEBE ROAD, SUITE 1040
ARLINGTON, VIRGINIA 22201

Name and address of agent for service:
Aegis Financial Corporation
1100 NORTH GLEBE ROAD, SUITE 1040
ARLINGTON, VIRGINIA 22201

Registrant telephone number: (703) 528-7788

Date of fiscal year end: August 31, 2007

Date of reporting period: July 1, 2006 - June 30, 2007

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Aegis Value Fund, Inc.

BY: /s/ William S. Berno
        President
        Aegis Value Fund, Inc.

Date:   August 22, 2007


--------------------------------------------------------------------------------

NOTES

UNLESS NOTED OTHERWISE:
1) All matters were proposed by the issuer.
2) Management recommended a vote for all issuer proposals.
3) Management recommended a vote against all shareholder proposals.

--------------------------------------------------------------------------------


Allied Defense Group, Inc. Annual Meeting
Meeting Date: 2/15/07 for holders as of 12/20/06
Exchange Ticker Symbol: ADG
Cusip: 019118108
01. Directors:
Voted for all:
For: JH Binford Peay, III
For: Ronald H. Griffith
For: Gilbert F. Decker
For: John G. Meyer, JR.
For: Charles S. Ream
For: John J. Marcello
For: Thomas R. Hudson
For: Frederick G. Wasserman
02. Appointment of Auditors.
Voted: For this proposal
03. Approval of the potential issuance of company common stock in excess of twenty percent (20%) of the issued and outstanding shares via elimination of the floor price limitations from the anti-dilution provisions of each of the company's senior subordinated convertible notes and related stock purchase warrants.
Voted: against this proposal


AIR FRANCE Annual Meeting
Meeting Date: 07/12/2006 for holders as of 06/01/2006
Exchange Ticker Symbol: AKH
CUSIP: 009119108
Proposal(s):
O1. APPROVAL OF CONSOLIDATED ACCOUNTS OF THE Financial YEAR ENDING ON 31ST MARCH 2006.
Voted: For This Proposal.
O2. APPROVAL OF CORPORATE FINANCIAL STATEMENTS FOR THE YEAR ENDING 31ST MARCH 2006.
Voted: For This Proposal.
O3. Appropriation OF THE RESULTS FOR THE Financial YEAR ENDING ON 31ST MARCH 2006 AND DISTRIBUTION OF DIVIDEND.
Voted: For This Proposal.
O4. Regulated AGREEMENTS referred to IN ARTICLE L.225-38 OF THE FRENCH COMMERCIAL CODE.
Voted: For This Proposal.
O5. RATIFICATION OF A DIRECTOR'S COOPTATION.
Voted: For This Proposal.
O6A - Appointment of a Director Representing The Flight Deck Crew
Employees: Mr. Didier Le Chaton
Voted: For This Proposal
06B - Appointment of A Director Representing The Flight Deck Crew
Employees: Mr. Francis Potie
Voted: For This Proposal
06C - Appointment of A Director Representing The Flight Deck Crew
Employees:  Mr. Claude Marzaguil
O7. AUTHORIZATION TO BE GIVEN TO THE BOARD OF DIRECTORS TO perform operations on the company's shares
Voted: For This Proposal.
E9 - Powers for Formalities
Voted: For this Proposal


Alliance One International, Inc. Annual Meeting
Meeting date: 8/17/06 for holders as of 6/16/06
Exchange Ticker Symbol: AOI
Cusip: 018772103
01. Directors:
O1-John M. Hines, 02-Mark W. Kehaya, 03-Gilbert L.Klemann II, 04-Martin R. Wade, III
Voted: Withhold All Nominees
Proposal(S):
02. Ratification of The Appointment of Deloitte & Touche LLP, as the Company's Independent Auditors for the Fiscal Year Ending March 31, 2007.
Voted: For this proposal


AMERICAN PACIFIC CORPORATION Annual Meeting
Meeting Date: 03/06/2007 for holders as of 01/19/2007
Exchange Ticker Symbol: APFC
CUSIP: 028740108
01. DIRECTOR(S):
Voted: For C. KEITH ROOKER
Voted: For FRED D. GIBSON, JR.
Voted: For BERLYN D. MILLER
Voted: For John R. Gibson
Voted: For Jan H. Loeb
Voted: For Dean M. Willard
02. TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY S INDEPENDENT PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2007.
Voted: For This Proposal.


AMERIGO RESOURCES LTD. Annual Meeting
Meeting Date: 06/20/2007 for holders as of 05/01/2007.
Exchange Ticker Symbol: ARGOF
CUSIP: 03074G109
01. APPOINTMENT OF PRICEWATERHOUSECOOPERS, LLP AS AUDITORS OF THE COMPANY
Voted: For This Proposal.
02. TO ELECT AS CLASS 1 DIRECTOR: Robert Gayton
Voted: For This Proposal.
03. TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.
Voted: Against This Proposal.


Archon Corporation, Annual Meeting
Meeting Date: 6/22/2007 for holders as of 5/11/2007
Exchange Ticker Symbol: ARHN
Cusip: 03957P101
01. Directors:
Voted: Withhold All Nominees
1-01     Suzanne Lowden
1-02     Proposals:
02. Ratification of selection of Piercy Bowler Taylor & Kearn as the independent Registered Public Accounting Firm and Approval of the Prior Fiscal Years Financial Statements.
Voted: For This Proposal.


BASSETT FURNITURE INDUSTRIES, INC. Annual Meeting
Meeting Date: 04/19/07 for holders as of 03/05/07
Exchange Ticker Symbol: BSET
CUSIP: 070203104
01. DIRECTOR(S):
Voted: For PETER W. BROWN, M.D.
Voted: For PAUL FULTON
Voted: For HOWARD H. HAWORTH
Voted: For G.W. HENDERSON, III
Voted: For DALE C. POND
Voted: For ROBERT H. SPILMAN, JR.
Voted: For WILLIAM C. WAMPLER, JR.
Voted: For WILLIAM C. WARDEN, JR.
02. PROPOSAL TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING NOVEMBER 24, 2007.
Voted: For This Proposal.


BOWL AMERICA INCORPORATED Annual Meeting
Meeting Date: 12/05/2006 for holders as of 10/18/2006
Exchange Ticker Symbol: BWL.A (Class A)
CUSIP: 102565108
O1. DIRECTORS:
Voted: For all nominees.
For:  WARREN T. BRAHAM
For:  ALLAN L. SHER


BOYKIN LODGING COMPANY Annual Meeting
Meeting Date: 09/12/2006 for holders as of 8/4/2006
Exchange Ticker Symbol: BOY
CUSIP: 103430104
01. Proposals:
Approval and adoption of the agreement and plan of merger dated as of May 19, 2006, among Braveheart Investors LP, Braveheart II Realty (Ohio) Corp., Braveheart II Properties Holding LLC, Braveheart II Properties Company LLC, Boykin Lodging Company and Boykin Hotel Properties, LP.
Voted: Against this proposal
02. Proposal: Adjournment or postponement of the special meeting, if necessary, to solicit additional proxies in favor of approval and adoption of the merger agreement.
Voted: Against this proposal.


CALIFORNIA FIRST NATIONAL BANCORP Annual Meeting
Meeting Date: 11/21/2006 for holders as of 10/13/2006
Exchange Ticker Symbol: CFNB
CUSIP: 130222102
01. DIRECTORS:
Voted: For all nominees.
For: PATRICK E. PADDON
For: GLEN T. TSUMA
For: MICHAEL H. LOWRY
For: HARRIS RAVINE
For: DANILO CACCIAMATTA


Canfor Corporation, Annual Meeting
Meeting Date: 05/04/2007 for Holders as of 03/20/2007
Exchange Ticker Symbol: CFPZF
Cusip: 137576104
01. Directors:
Voted For: Peter J.G. Bentley
Voted For: Ronald L. Cliff
Voted For: Benjamin C. Duster, IV
Voted For: Michael J. Kornberg
Voted For: John D. (Ian) Lapey
Voted For: James A. Pattison
Voted For: Donald C.Selman
Voted For: James F.Shepard
Items:
02. Appointment of Price Water House Coopers LLP, Chartered Accountants as Auditors.
Voted:  For this Proposal
03. To Approve the Shareholder Rights Plan.
Voted: Against this plan


CF INDUSTRIES HOLDINGS INC. Annual Meeting
Meeting Date: 05/09/2007 for holders as of 03/13/2007
Exchange Ticker Symbol: CF
CUSIP: 125269100
01. DIRECTOR(S):
Voted: For Robert C. Arzbaecer
Voted: For Edward A Schmitt
02. TO RATIFY THE SELECTION OF KPMG LLP AS CF INDUSTRIES HOLDINGS, INC'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2007.
Voted: For This Proposal.


Coachmen Industries, Inc Annual Meeting
Meeting date: 05/03/2007 for Holders as of 03/19/07
Exchange Ticker Symbol: COA
Cusip: 189873102
O1. Directors:
Voted: For Robert J. Deputy
Voted: For Richard M. Lavers
Voted: For Edwin W. Miller


Covenant Transport, Inc Annual Meeting
Meeting Date: 5/22/07 for holders as of 3/26/07
Exchange Ticker: CVTI
Cusip: 22284P105
01. Directors:
Voted: to Withhold All Nominees
Withhold: William T. Alt
Withhold: Robert E. Bosworth
Withhold: Hugh O. MaClellan, JR.
Withhold: Bradley A. Moline
Withhold: Neil B Nielson
Withhold: David R. Parker
Withhold: Mark A. Scudder
02. Proposal:
Approval of the Amendment and Restatement of the Restated Articles of Incorporation of Covenant Transport, Inc. To Change the Company's Name to Covenant Transportation Group, Inc
Voted: For This Proposal
03. Proposal: In their discretion, the attorney's and proxies are authorized to vote upon such other matters as may properly come before the meeting or any adjournment thereof.
Voted: Against this proposal


CPAC, INC. Annual Meeting
Meeting Date: 08/15/2006 for holders as of 06/22/2006
Exchange Ticker Symbol: CPAK
CUSIP: 126145101
01. DIRECTORS:
Voted: For all nominees.
For: THOMAS N. HENDRICKSON
For: THOMAS J. WELDGEN
For: ROBERT OPPENHEIMER
For: JEROLD L. ZIMMERMAN
For: STEPHEN J. CARL
For: JOSE J. CORONAS
For: WILLIAM M. CARPENTER
Proposal(s):
02. PROPOSAL TO RATIFY THE APPOINTMENT BY THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS OF PRICEWATERHOUSECOOPERS, LLP AS INDEPENDENT AUDITORS OF THE COMPANY FOR ITS FISCAL YEAR ENDING MARCH 31, 2007.
Voted: For This Proposal.


DELTA APPAREL, INC. Annual Meeting
Meeting Date: 11/06/2006 for holders as of 09/15/2006
Exchange Ticker Symbol: DLA
CUSIP: 247368103
01. DIRECTORS:
Voted: For all nominees.
For:  D. S. FRASER
For:  W. F. GARRETT
For:  R. W. HUMPHREYS
For:  M. LENNON
For:  E. E. MADDREY II
For:  P. MAZZILLI
For:  B. A. MICKEL
For:  D. PETERSON
Proposal(s):
02. PROPOSAL TO RATIFY SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS OF DELTA APPAREL, INC. FOR FISCAL YEAR 2007.
Voted: For This Proposal.


DILLARD'S, INC. Annual Meeting
Meeting Date: 05/19/2007 for holders as of 03/30/2007
Exchange Ticker Symbol: DDS
CUSIP: 254067101
1. DIRECTOR (S):
Voted: For ROBERT C. CONNOR
Voted: For WILL D. DAVIS
Voted: For JOHN PAUL HAMMERSCHMIDT
Voted: For PETER R. JOHNSON
2. RATIFY THE APPOINTMENT BY THE AUDIT COMMITTEE OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT PUBLIC ACCOUNTANTS OF THE COMPANY FOR 2007.
Voted: For This Proposal.
3. Stockholder Proposal Requesting Issuance of a Sustainability Report By the Board of Directors.
Voted: Against this proposal


DOMINION HOMES, INC. Annual Meeting
Meeting Date: 05/02/2007 for holders as of 03/16/2007
Exchange Ticker Symbol: DHOM
CUSIP: 257386102
01. DIRECTOR(S):
Voted: For ROBERT R. MCMASTER
Voted: Except For Douglas G. Borror
Voted: For DAVID P. Blom
Voted: For Zuheir Sofia


DUCKWALL-ALCO STORES, INC. Annual Meeting
Meeting Date: 06/06/2007 for holders as of 04/20/2007
Exchange Ticker Symbol: DUCK
CUSIP: 264142100
01. DIRECTOR (S):
Voted: For WARREN H. GFELLER
Voted: For DENNIS A. MULLIN
Voted: For LOLAN C. MACKEY
Voted: For JEFFREY MACKE
Voted: For ROBERT L. RING
Voted: For DENNIS E. LOGUE
02. RATIFICATION OF KPMG LLP AS INDEPENDENT ACCOUNTANTS FOR THE COMPANY.
Voted: For This Proposal.


Excel Maritime Carriers LTD. Annual Meeting
Meeting Date: 09/08/06 For Holders As of 07/24/06
Exchange Ticker Symbol: EXM
Cusip: V3267N107
01. Directors:
Voted: For Christophoros Georgakis
Voted: For George Agadakis
Voted: For Frithjof S. Platou
Voted: For Trevor Williams
Voted: For Gabriel Panayotides
Voted: For Evangelos Macris
Voted: For Apostolos Kontoyannis
02. PROPOSAL TO RATIFY AND APPROVE THE APPOINTMENT OF ERNST & YOUNG AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING December 31, 2005.
Voted: For This Proposal.
03. Proposal to ratify and approve certain Changes to the Company's Articles of Incorporation Adding a Provision limiting Liability of Directors, as further described in the accompanying Proxy Statement.
Voted: For This Proposal
04. Proposal to ratify and approve certain Changes to the Company's Articles of Incorporation As further described in the accompanying Proxy Statement.
Voted: For This Proposal
05. Proposal to ratify and approve certain changes to the Company's By-Laws, as further described in the accompanying proxy statement.
Voted: For This Proposal
06. Proposal to Ratify and approve increasing the percentage of shareholder votes required to affect changes to Articles 2 and 8 of the by-laws, as further described in the accompanying proxy statement.
Voted: For This Proposal


Exide Technologies Annual Meeting
Meeting Date: 8/22/06 For Holders 07/26/06
Exchange Ticker Symbol: XIDE
Cusip: 302051206
01. Directors:
Voted: For Herbert F. Aspbury
Voted: For Michael R. D'Appolonia
Voted: For David S. Ferguson
Voted: For John P. Reilly
Voted: For Michael P. Ressner
Voted: For Gordon A Ulsh
Voted: For Carroll R. Wetzel
Proposals:
02. Approve Rights offering, Sale of Additional Shares and Related Matters
Voted: For this proposal
03. Amend The Company's Certificate of Incorporation to Increase Authorized
Shares
Voted: For This proposal
04. Amend The Company's 2004 Stock Incentive Plan to Increase Shares
Voted: Against this proposal
05. Ratify the appointment of the Company's independent Auditors for Fiscal 2007. Voted: For this proposal


Glenborough Realty Trust, Inc. Special Meeting
Meeting Date: 11/28/06 for holders as of 10/12/2006
Exchange Ticker Symbol:
Cusip: 37803P204
01. Proposal: to adopt the agreement and plan of merger dated as of August 20, 2006 by and among Glenborough Realty Trust incorporated; Glenborough Properties., LP Gridiron Holdings LLC and Gridiron Acquisition LLC and (B) approve the merger of Glenborough Realty Trust Incorporated with and into Gridiron Acquisition LLC.
Voted: for this proposal
02. In their discretion, the named proxies are authorized to vote on any other business that properly comes before the special meeting or any adjournments or postponements of the special meeting, including adjournments and postponements for the purpose of soliciting additional proxies.
Voted: Against this proposal


Handleman Company Annual Meeting
Meeting Date: 9/06/2006 for holders as of 7/10/06
Exchange Ticker: HDL
Cusip: 410252100
01. Directors: Voted For
For: James B. Nicholson
For: Lloyd E. Reuss
For: Stephen Strome
02. Proposal: To ratify the appointment of PriceWaterhouseCoopers LLP as the company's independent registered public accounting firm for the fiscal year ending April 28, 2007.


HEAD N.V. Annual Meeting
Meeting Date: 05/30/2007 for holders as of 04/23/2007
Exchange Ticker Symbol: HED
CUSIP: 422070102
Proposals:
01. TO ADOPT THE DUTCH STATUTORY ANNUAL ACCOUNTS FOR THE FINANCIAL YEAR ENDED 31 DECEMBER 2006.
Voted: For This Proposal.
02. TO DISCHARGE EACH MEMBER OF THE BOARD OF MANAGEMENT FROM LIABILITY IN RESPECT OF ACTS AND OMISSIONS.
Voted: Abstain
03. TO DISCHARGE EACH MEMBER OF THE SUPERVISORY BOARD FROM LIABILITY IN RESPECT OF ACTS AND OMISSIONS.
Voted: Abstain
04. TO EXTEND THE AUTHORITY OF THE BOARD OF MANAGEMENT TO REPURCHASE SHARES FOR A MAXIMUM OF 30% OF THE ISSUED SHARE CAPITAL.
Voted: For This Proposal.
05. TO CANCEL ORDINARY SHARES WHICH HAVE BEEN REPURCHASED BY THE COMPANY FOR A MAXIMUM OF 30% OF THE ISSUED SHARE CAPITAL.
Voted: For This Proposal.
06. TO AMEND THE ARTICLES OF ASSOCIATION TO REDUCE THE AUTHORISED SHARE CAPITAL OF THE COMPANY.
Voted: For This Proposal.
07. TO EXTEND THE DESIGNATION OF THE BOARD OF MANAGEMENT AS THE CORPORATE BODY AUTHORISED TO ISSUE SHARES.
Voted: Abstain
08. TO EXTEND THE DESIGNATION OF THE BOARD OF MANAGEMENT TO LIMIT OR EXCLUDE THE RIGHT OF PRE-EMPTION OF HOLDERS OF ORDINARY SHARES in the capital of the company.
Voted: Abstain
09. TO AMEND THE ARTICLES OF ASSOCIATION TO decrease the nominal value of the shares from Euro 0.20 to Euro 0.01
Voted: For This Proposal.


IDT CORPORATION Annual Meeting
Meeting Date: 12/14/2006 for holders as of 10/20/2006
Exchange Ticker Symbol: IDT (Class B)
CUSIP: 448947309
01. DIRECTORS:
1A.Election of Director: Alan Claman
Voted: For this proposal
1B. Election of Director: James A. Courter
Voted: For this proposal.
1C. Election of Director: Howard S. Jonas
Voted: For this proposal
1D. Election of Director: Marc E. Knoller
Voted: For this proposal
1E. Election of Director: James R. Mellor
Voted: For this proposal
1F. Election of Director: Marc J. Oppenheimer
Voted: For this proposal
1G: Election of Director: Judah Schorr
Voted: For this proposal
02. Approval of an amendment to the company's restated certificate of Incorporation, as amended, to increase the number of shares of Class B Common Stock authorized for issuance by 100,000,000.
Voted: Against this proposal
03. Amendments to the IDT 2005 stock option and incentive plan that will, among other things, increase, the number of shares of the class B common stock available thereunder by an additional 1,500,000 shares.
Voted: Against this proposal
04. Amendment to the IDT employee stock purchase plan that will increase shares of the class B Common Stock by 750,000 shares.
Voted: Against this proposal.
05. Ratification of the appointment of Ernst & Young LLP as the company's independent registered accounting firm for the fiscal year ending July 31, 2007.
Voted: For this proposal


INTERNATIONAL ALUMINUM CORPORATION Special Meeting
Meeting Date: 3/29/2007 for holders as of 03/8/2007
Exchange Ticker Symbol: IAL
CUSIP: 458884103
01. Proposals:
Approve the agreement and plan of merger, dated as of January 9, 2007, by and among international aluminum corporation, IAC holding Co., A Delaware Corporation (The "Buyer"), and IAL Acquisition Co., A California Corporation and a Wholly owned subsidiary of the buyer.
Voted: For this proposal.
02.Approve the adjournment of the special meeting, if necessary or appropriate, to solicit additional proxies if there are insufficient voted at the time of the special meeting to approve the merger agreement.
Voted: For this proposal


IMPERIAL SUGAR COMPANY Annual Meeting
Meeting Date: 01/30/2007 for holders as of 12/06/2006
Exchange Ticker Symbol: IPSU
CUSIP: 453096208
01. DIRECTORS:
Voted: For all nominees.
For:  Curtis G. Anderson
For:  James J. Gaffney
For:  Yves-Andre Istel
Proposal(s):
02. PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR ITS FISCAL YEAR ENDING SEPTEMBER 30, 2007.
Voted: For This Proposal.


INTERNATIONAL SHIPHOLDING CORPORATION Annual Meeting
Meeting Date: 04/24/2007 for holders as of 02/28/2007
Exchange Ticker Symbol: ISH
CUSIP: 460321201
01. DIRECTOR (S):
Voted: For NIELS W. JOHNSEN
Voted: For ERIK F. JOHNSEN
Voted: For NIELS M. JOHNSEN
Voted: For ERIK L. JOHNSEN
Voted: For HAROLD S. GREHAN, JR.
Voted: For EDWIN LUPBERGER
Voted: For RAYMOND V. O'BRIEN, JR.
Voted: For EDWARD K. TROWBRIDGE
Voted: For H. MERRITT LANE, III
02. PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP, CERTIFIED PUBLIC ACCOUNTANTS, AS THE INDEPENDENT AUDITORS FOR THE CORPORATION FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007.
Voted: For This Proposal.


J. Alexander's Corporation, Annual Meeting
Meeting Date: 5/15/07 for holders 3/23/07
Exchange Ticker: JAX
Cusip: 466096104
01. Directors:
Voted: For T. Duncan
Voted: For G. Fritts
Voted: For B. Rector
Voted: For B. Reed
Voted: For J. Steakley
Voted: For L. Stout
02. Proposals:
Approval of the amended and restated 2004 Equity Incentive Plan
Voted: Against this proposal


John B. Sanfilippo & Son, Inc. Annual Meeting
Meeting Date: 11/06/2006 for holders as of 9/7/2006
Exchange Ticker Symbol: JBSS
Cusip: 800422107
01. Voted: For Governor Jim Edgar
Voted: For Daniel M Wright
02. Proposal: Ratify appointment of Auditors: Ratify appointment of Price Water House Coopers LLP as Independent Auditors For Fiscal Year 2007
Voted: For this proposal.


LODGIAN, INC. Annual Meeting
Meeting Date: 04/27/2007 for holders as of 03/09/2007
Exchange Ticker Symbol: LGN
CUSIP: 54021P403
01. DIRECTOR (S):
Voted: For STEWART J. BROWN
Voted: For STEPHEN P. GRATHWOHL
Voted: For DR. SHERYL E. KIMES
Voted: For KEVIN C. MCTAVISH
Voted: For EDWARD J. ROHLING
Voted: For ALEX R. LIEBLONG
Voted: For Paul J. Garity
Voted: For Peter T. Cyrus
Voted: For Michael J. Grondahl
02. Approval of Amendment To Amend and Restated 2002 Stock Incentive Plan of Lodigan, Inc.
Voted: Abstain
03. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT PUBLIC AUDITORS.
Voted: For This Proposal.


LUBY'S, INC. Annual Meeting
Meeting Date: 01/24/2007 for holders as of 11/27/2006
Exchange Ticker Symbol: LUB
CUSIP: 549282101
01. DIRECTORS:
Voted: For all nominees.
For: Jill Griffin
For: Christopher J. Pappas
For: Jim W. Woliver
Proposal(s):
02. PROPOSAL TO RATIFY THE APPOINTMENT OF Grant Thornton LLP as the independent Public accountants of the corporation.
Voted: For This Proposal.
03. NONBINDING SHAREHOLDER PROPOSAL TO DECLASSIFY ELECTIONS OF DIRECTORS.
Voted: For This Proposal.


MAIR HOLDINGS, INC. Annual Meeting
Meeting Date: 08/16/2006 for holders as of 06/30/2006
Exchange Ticker Symbol: MAIR
CUSIP: 560635104
01. DIRECTOR(S):
Voted: For Paul F. Foley
Voted: For James A. Lee
Voted: For Robert C Pohland
02. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING MARCH 31, 2007.
Voted: For This Proposal.


Marsh Supermarkets, INC. Special Meeting
Meeting to be held on 9/22/06 for Holders As of 7/26/06
Exchange Ticker: MARSB
Cusip: 571783208
01. Proposal to approve the agreement and plan of merger, dated as of May 2, 2006, By and Among MSH Super markets holding Corp., MS Operations, INC. and Marsh Supermarkets, INC. and The Merger of MS Operations, INC. with and into Marsh Supermarkets, Inc.
Voted: Against This Proposal
02. In the event there are insufficient votes for approval of the Merger Agreement and the merger, proposal to grant the Marsh Supermarkets, Inc. Board of Directors Discretionary Authority to Adjourn or postpone the special meeting to solicit additional votes for approval of the merger agreement and the merger.
Voted: Against This Proposal


Medallion Financial Corp. Annual Meeting
Meeting held on 6/1/07 for holders as of 4/16/07
Exchange Ticker Symbol: TAXI
CUSIP: 583928-106
01. Directors:
Voted: For Mario M. Cuomo
Voted: For Andrew M. Murstein
Voted: For Lowell P. Weicker, Jr.

02. Proposals: To ratify the appointment of Medallion Financial Corp's Independent registered public accounting firm.
Voted: For this proposal
3A. Proposal to remove the fundamental policy relating to retaining status as a business development company.
Voted: For this proposal
3B. Proposal to remove the fundamental policy relating to Medallion Funding Corp's and Medallion Capital, Inc.'s Issuance of Preferred Stock and Debentures from the small business administration.
Voted: For this proposal
3C. Proposal to remove the fundamental policy relating to senior securities.
Voted: For this proposal
3D. Proposal to remove the fundamental policy relating to certain investment activities.
Voted: For this proposal
3E. Proposal to remove the fundamental policy relating to Lending as it is not relevant to our business
Voted: For this proposal
3F. Proposal to remove the fundamental policy relating to maximum investments in any single issuer
Voted: For this proposal
3G. Proposal to remove the fundamental policy relating to minimum concentrations in the taxicab industry and maximum concentrations in any other single industry.
Voted: For this proposal.


Meridian Resource Corporation Annual Meeting
Meeting date: 6/21/2007 for holders as of 4/24/07
Exchange Ticker: TMR
Cusip: 58977Q109
01. Directors:
1-01     EL Henry
1-02     Joe E Kares
1-03     Gary A Messersmith
1-04     Mark Pearson
Voted: Withhold All Nominees
02. Proposals:
Approval of the Meridian Resources Corporation 2007 Long-term Incentive Plan.
Voted: Against this proposal
03. Approval of material terms of the performance criteria for performance awards under the Meridian Resources Corporation 2007 Long Term Incentive Plan
Voted: Against this proposal.


MI DEVELOPMENTS INC. Annual Meeting
Meeting Date: 05/11/2007 for holders as of 03/23/2007
Exchange Ticker Symbol: MIM
CUSIP: 55304X104
01. IN RESPECT OF THE ELECTION OF JOHN BARNETT, BARRY BYRD, NEIL DAVIS, PHILIP FRICKE, MANFRED JAKSZUS, DENNIS MILLS, JOHN SIMONETTI, FRANK STRONACH, JUDSON WHITESIDE AS DIRECTOR;
Voted: Withhold This Proposal.
02. IN RESPECT OF THE RE-APPOINTMENT OF ERNST & YOUNG LLP AS THE AUDITOR OF THE CORPORATION BASED ON THE RECOMMENDATION OF THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS AND AUTHORIZING THE AUDIT COMMITTEE TO FIX THE AUDITOR'S REMUNERATION.
Voted: For This Proposal.
03. Passing the Ordinary Resolution Approving Amendments to the Corporations Incentive Stock Option Plan
Voted: Against this plan.


Mod-Pac Corporation Annual Meeting
Meeting Date: 5/8/07 for holders as of 3/21/07
Exchange Ticker Symbol: MPAC
Cusip: 607495108
01. Directors:
Voted: For William G. Gisel Jr.
Voted: For Daniel G. Keane
Voted: For Kevin T, Keane
Voted: For Robert J. McKenna
Voted: For Howard Zemsky
O2. Proposal: Ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm for the company for the current Fiscal Year.
Voted: For this Proposal
03. To consider and Vote upon a share holder proposal recommending the board of directors take action to convert all of the company's shares of class B Stock into shares of Class A stock.
Voted: For this proposal.


NATHAN'S FAMOUS, INC. Annual Meeting
Meeting Date: 09/12/2006 for holders as of 07/17/2006
Exchange Ticker Symbol: NATH
CUSIP: 632347100
01. DIRECTORS:
Voted: For all nominees.
For:  ROBERT J. EIDE
For:  ERIC GATOFF
For:  BRIAN S. GENSON
For:  BARRY LEISTNER
For:  HOWARD M. LORBER
For:  WAYNE NORBITZ
For:  DONALD L. PERLYN
For:  A.F. PETROCELLI
For:  CHARLES RAICH
02. Proposals:
Ratification of the appointment of Grant Thornton LLP as auditors for fiscal year 2007.
Voted: For this proposal
03. Shareholder Proposal relating to reporting on healthy-option initiative.
Voted: against this proposal.


NATIONAL R.V. HOLDINGS, INC. Annual Meeting
Meeting Date: 1/31/2007 for holders as of 12/26/2006
Exchange Ticker Symbol: NVH
CUSIP: 637277104
01. DIRECTORS:
Voted: For all nominees.
For: Doy B. Henley
For: James B. Roszak
Proposal(s):
02 . PROPOSAL TO RATIFY AND APPROVE THE SELECTION BY THE BOARD OF DIRECTORS OF SWENSON ADVISORS, LLP, AS THE COMPANY'S INDEPENDENT PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006.
Voted: For This Proposal.


NORTHERN ORION RESOURCES INC. Annual Meeting
Meeting Date: 06/04/2007 for holders as of 04/30/2007
Exchange Ticker Symbol: NTO
CUSIP: 665575106
01. TO DETERMINE THE NUMBER OF DIRECTORS AT SIX (6).
Voted: Against This Proposal.
02. DIRECTORS:
Voted: Withhold DAVID COHEN
Voted: Withhold ROBERT CROSS
Voted: Withhold JOHN K. BURNS
Voted: Withhold ROBERT GAYTON
Voted: Withhold MICHAEL BECKETT
Voted: Withhold RICHARD KNIGHT
03. TO APPOINT DELOITTE & TOUCHE LLP AS AUDITORS OF THE COMPANY.
Voted: For This Proposal.
04. TO AUTHORIZE THE DIRECTORS TO FIX THE AUDITORS' REMUNERATION.
Voted: For This Proposal.
05. To Approve the Renewal of the unallocated Entitlements under the company's stock option plan.
Voted: Against this proposal.
06. To Approve Amendment Provisions of and an amendment to the company's stock option plan.
Voted: Against this proposal
07. TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.
Voted: Against This Proposal.


OLYMPIC STEEL, INC. Annual Meeting
Meeting Date: 04/27/2007 for holders as of 03/01/2007
Exchange Ticker Symbol: ZEUS
CUSIP: 68162K106
01. DIRECTOR(S):
Voted: For Michael D. Siegal
Voted: For Thomas M. Forman
Voted: For James B. Meathe
Proposals:
02. Approve and adopt the Olympic Steel, Inc. 2007 Omnibus Incentive Plan
Voted: For this proposal
03. Approve and adopt an amendment to the Olympic Steel, Inc. Amended and restated code of regulations.
Voted: For this proposal


PEMSTAR INC. Annual Meeting
Meeting Date: 08/03/2006 for holders as of 06/09/2006
Exchange Ticker Symbol: PMTR
CUSIP: 706552106
01. DIRECTORS:
Voted: For all nominees.
For: Allen J. Bering
For: Greg S. Lea
For: Wolf Michael
Proposal(s):
02. RATIFICATION OF APPOINTMENT OF GRANT THORNTON LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING MARCH 31, 2007.
Voted: For This Proposal.


PEMSTAR INC. Special Meeting
Meeting Date: 12/20/2006 for holders as of 11/15/2006
Exchange Ticker Symbol: PMTR
CUSIP: 706552106
Proposal(s):
01. To adopt the agreement and Plan of merger, dated as of October 16, 2006, Among Benchmark Electronics, Inc., Autobahn Acquisition Corp. and Pemstar, Inc., and the transaction contemplated thereby, including the merger, as more fully described in the accompanying proxy statement/prospectus.
Voted: For this proposal


PMA CAPITAL CORPORATION Annual Meeting
Meeting Date: 05/09/2007 for holders as of 03/12/2007
Exchange Ticker Symbol: PMACA
CUSIP: 693419202
01. DIRECTORS:
Voted: For Patricia A. Drago
Voted: For Gregory Driscoll
Voted: For Richard Lutenski
Voted: For Neal C. Schneider
02. Approval of 2007 Omnibus Incentive Compensation Plan
Voted: For this Proposal
03. RATIFICATION OF BEARD MILLER COMPANY LLP AS INDEPENDENT AUDITORS FOR 2007
Voted: For This Proposal.


POPE & TALBOT, INC. Annual Meeting
Meeting Date: 05/10/2007 for holders as of 03/19/2007
Exchange Ticker Symbol: POP
CUSIP: 732827100
01. DIRECTORS:
Voted: For Michael Flannery
Voted: For Robert G. Funari
Voted: For Keith Matheney
02. THE PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP TO CONTINUE AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR 2007.
Voted: For This Proposal.


QUAKER FABRIC CORPORATION Annual Meeting
Meeting Date: 05/25/2007 for holders as of 04/11/2007
Exchange Ticker Symbol: QFAB
CUSIP: 747399103
01. DIRECTOR(S):
Voted: For SANGWOO AHN
Voted: For LARRY A. LIEBENOW
Voted: For JERRY I. PORRAS
Voted: For ERIBERTO R. SCOCIMARA


Quipp, Inc. Annual Meeting
Meeting Date: 12/12/06 For holders as of 10/11/2006
Exchange Ticker Symbol: QUIP
Cusip: 748802105
01. Directors:
Voted: For William A. Dambrackas
Voted: For Lawrence J. Gibson
Voted: For Michael S. Kady
Voted: For Christina H. Kepner
Voted: For John D. Lori
Voted: For Arthur J. Rawl
Voted: For Robert C. Strandberg
Voted: For David W. Wright
02. Proposal To Ratify The appointment of KPMG LLP as independent registered public accountants for 2006.
Voted: For this proposal
03. Proposal to recommend that the board of directors take no action to eliminate the special meeting provisions of the company's articles of incorporation.
Voted: For against proposal.


QUANTA CAPITAL HOLDINGS LTD. Annual Meeting
Meeting Date: 06/07/2007 for holders as of 04/18/2007
Exchange Ticker Symbol: QNTA
CUSIP: G7313F106
01. DIRECTOR (S):
Voted: For JAMES J. RITCHIE
Voted: For ROBERT LIPPINCOTT III
Voted: For ROLAND C. BAKER
Voted: For William H. Bolinder
Voted: For John C. McKenna
Voted: For ROBERT B. SHAPIRO
Voted: Susan F. Cabrera
Proposals:
Approval of an Amendment to the company's bye-laws to make the company eligible for a direct registration program
Voted: for this proposal
02. Ratification of Independent registered public accounting firm to ratify the selection of Johnson Lambert & Co. LLP to act as the independent registered public accounting firm for the fiscal year ending December 31, 2007.
Voted: For this Proposal


RELIANT ENERGY, INC. Annual Meeting
Meeting Date: 05/16/2007 for holders as of 04/02/2007
Exchange Ticker Symbol: RRI
CUSIP: 75952B105
01. DIRECTOR(S):
Voted: Abstain William Barnett
Voted: For Sarah M. Barpoulis
Voted: Abstain Donald J. Breeding Voted:
Voted: Abstain KIRBYJON H. CALDWELL
Voted: Abstain STEVEN L. MILLER
Voted: Abstain Kirby John H. Caldwell
Voted: Abstain Laree E. Perez
Voted: For Evan J. Silverstein
Voted: Abstain Joel V. Staff
Voted: Abstain William L. Transfer
02. Proposal: to Amend the Certificate of Incorporation to Remove Unnecessary and outdated provisions.
Voted: For this proposal
03. Proposal to Amend The certificate of Incorporation to Eliminate the classified Structure of the board.
Voted: For this proposal
04. Proposal to ratify the selection of KPMG LLP as Reliant Energy, Inc.'s Independent auditor
Voted: For this proposal


Royal Group Technologies Limited, Annual Meeting
Meeting Date: 8/4/06 for holders as of 7/5/06
Exchange Ticker Symbol:
Cusip: 779915107
01. ELECTION OF DIRECTORS FOR ALL OF THE NOMINEES LISTED IN THE MANAGEMENT PROXY CIRCULAR.
Voted: For This Proposal.
02. THE APPOINTMENT OF KPMG LLP AS AUDITORS AND THE AUTHORIZATION OF THE DIRECTORS TO FIX THEIR REMUNERATION.
Voted: For This Proposal.
03. To consider, pursuant to an interim order of the Ontario Superior Court of Justice (Commercial List) dated July 7, 2006 and, if deemed advisable, to pass, with or without variation, a special resolution to approve an arrangement ( the "arrangement") under section 192 of the Canada Business Corporations act involving Royal Group Technologies limited ("Royal"), its shareholders and other security holders and Rome acquisition Corp. ( The " Purchaser"), A wholly-owned subsidiary of Georgia Gulf Corporation, involving, among other things, the acquisition by the purchaser of all of the outstanding common shares of Royal ( The "Common Shares") for 13.00 in cash for each common share, all as more particularly described in the info. Circular. Voted: For this proposal.


SCPIE HOLDINGS INC. Annual Meeting
Meeting Date: 05/22/2007 for holders as of 03/26/2007
CUSIP: 78402P104
Exchange Ticker Symbol: SKP
01. DIRECTOR(S):
Voted: Withhold Mitchell S. Karlan, MD
Voted: Withhold Jack E. McCleary, MD
Voted: Withhold Wendell L. Moseley, MD
Voted: FOR JOSEPH D. STILWELL
02. Proposal: To ratify the selection of Ernst & Young LLP as the company's Independent Registered Public Accounting Firm for the Year Ending December 31, 2007.
Voted: for this Proposal


Spansion, Inc. Annual Meeting
Meeting Date: 05/29/07 for holders as of 4/5/07
Exchange Ticker: SPSN
Cusip: 84649R101
01. Directors:
Voted: For Patti S. Hart
Voted: For John M. Stich
02. Proposal: Ratification of the appointment or Ernst & Young LLP as Independent Registered Public Accounting Firm For the current Fiscal year.
Voted: For this proposal
03. Approval of the Spansion Inc. 2007 Equity Incentive Plan
Voted: Against this proposal


Specialty Underwriters' ALLIANCE, Inc Annual Meeting
Meeting Date: 05/01/2007 for holders as of 03/28/07
Exchange Ticker Symbol: SUAI
CUSIP: 84751T309
01. DIRECTORS:
Voted: For Courtney C. Smith
Voted: For Peter E. Jokiel
Voted: For Robert E. Dean
Voted: For Raymond C. Groth
Voted: For Paul A. Philip
Voted: For Robert H. Whitehead
Voted: For Russell E. Zimmerman
02. Proposal(s): To Ratify the Appointment of PriceWaterHouseCoopers LLP as Independent Auditors for the Fiscal Year Ending December 31, 2007
Voted: For this Proposal
03. To Approve the Company's 2007 Stock Incentive Plan.
Voted:  Against this proposal


SUPERIOR INDUSTRIES INTERNATIONAL, INC. Annual Meeting
Meeting Date: 05/24/2007 for holders as of 03/26/2007
Exchange Ticker Symbol: SUP
CUSIP: 868168105
01. DIRECTOR(S):
Voted: For Sheldon I. Ausman
Voted: For V. Bond Evans
Voted: For Michael J. Joyce
02. Proposals: Abstained from this proposal
Approval of Shareholder Proposal to Change voting standard For Director Elections if properly presented at the annual meeting


Sypris Solutions, Inc. Annual Meeting
Meeting Date: 04/24/07 for holders as of 03/08/07
Exchange Ticker: SYPR
Cusip: 871655106
01. Directors:
Voted: For R. Scott Gill
Voted: For Robert Sroka


TANDY BRANDS ACCESSORIES, INC. Annual Meeting
Meeting Date: 10/31/2006 for holders as of 09/21/2006
Exchange Ticker Symbol: TBAC
CUSIP: 875378101
01. DIRECTORS:
Voted: For all nominees.
For: Dr. James F. Gaertner
For: Mr. R.R. Hemminghaus
For: Mr. Gene Stallings
Proposal(s):
02. Stockholder Proposal (Preferred Share Purchase Rights Plan)
Voted: For This Proposal.


TECHNOLOGY SOLUTIONS COMPANY, Annual Meeting
Meeting Date: 05/10/2007 for Holders as of 03/19/2007
Exchange Ticker Symbol: TSCC
CUSIP: 87872T-108
01. Directors:
Voted: For Raymond P. Caldiero
Voted: For Kathryn A. Dcamp
Voted: For Carl F. Dill, JR
Voted: For Paula Kruger
Voted: For Milton G. Silva-Craig
Voted: For Timothy R. Zoph
02. Proposal(s):
To ratify the appointment of Grant Thornton LLP as the Company's Independent Auditors for the Fiscal Year Ending December 31, 2007.
Voted: For This Proposal.


Tecumseh Products Company Annual Meeting
Meeting Date: to be held on 5/2/07 for holders as of 03/09/07
Exchange Ticker Symbol: TECUB
Cusip: 878895101
01. Directors:
Voted: For Peter M. Banks
Voted: For David M. Risley
Voted: For Albert A. Koch
Voted: For Kevin E. Sheehan
Voted: Against Kent B. Herrick


TERRA INDUSTRIES INC. Annual Meeting
Meeting Date: 05/08/2007 for holders as of 03/02/2007
Exchange Ticker Symbol: TRA
CUSIP: 880915103
01. DIRECTOR(S):
Voted: For David E. Fisher
Voted: For Dod A. Fraser
Proposals:
02. Approval of the 2007 Omnibus Incentive Compensation Plan.
Voted: Against this Proposal
03. RATIFICATION OF AUDIT COMMITTEE'S SELECTION OF DELOITTE & TOUCHE LLP AS INDEPENDENT ACCOUNTANTS FOR 2007.
Voted: For This Proposal.


The Pep Boys - Manny, Moe, Jack Annual Meeting
Meeting Date: 6/14/07 for holders as of 4/13/07
Exchange Ticker Symbol: PBY
Cusip: 713278109
01. Directors:
Voted: For William Leonard
Voted: For Peter A. Bassi
Voted: For Jane Scaccetti
Voted: For John T. Sweetwood
Voted: For M. Shan Atkins
Voted: For Robert H. Hotz
Voted: For Max L. Lukens
Voted: For James A Mitarotonda
Voted: For Nick White
Voted: For James A Williams
Voted: For Thomas R. Hudson JR
Voted: For Jeffrey C. Rachor
Proposals:
02. To approve the appointment of Deloitte & Touche LLP as the company's Independent registered public accounting firm.
Voted: For this proposal
03. Shareholder proposal regarding our shareholder rights plan
Voted: Abstain


Consolidated Tokoma Land Company Annual Meeting
Meeting Date: 04/25/07 For Holders as of 03/01/2007
Exchange Ticker Symbol: CTO
Cusip: 210226106
01. Directors:
Voted: For John C. Adams, JR
Voted: For Bob D. Allen
Voted: For John C. Myers III
Voted: For William H. Davison
Voted: For James E Jordan


Top Tankers Inc. Annual Meeting
Meeting Date: 6/28/07 for holders as of 5/4/2007
Exchange Ticker Symbol: TOPT
Sedol: B01Z7L3
01. Directors:
Voted withhold all nominees:
Evangelos J. Pistiolis
Stamatios N. Tsantanis
Vangelis G. Ikonomou
Proposals:
02. To approve the reverse split of the company's common stock at a ratio of 2 to 1 and the related amendment to the company's amended & restated articles of Incorporation.
Voted: Abstain from this proposal
03. To ratify the appointment of Delitte, Hadjipavlou, Sofianos & cambinas S.A. as the company's independent auditors for the fiscal year ending December 31, 2007.
Voted: Abstain from this proposal.


USEC INC. Annual Meeting
Meeting Date: 04/26/2007 for holders as of 03/01/07
Exchange Ticker Symbol: USU
CUSIP: 90333E108
01. DIRECTOR(S):
Voted: For JAMES R. MELLOR
Voted: For MICHAEL H. ARMACOST
Voted: For JOYCE F. BROWN
Voted: For Joseph T. Doyle
Voted: For JOHN R. HALL
Voted: For W. HENSON MOORE
Voted: For JOSEPH F. PAQUETTE, JR.
Voted: For JOHN K. WELCH
02. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS USECS INDEPENDENT AUDITORS FOR 2007.
Voted: Abstain from this Proposal.


Vestin Realty Mortgage I, Inc. Annual Meeting
Meeting date: 06/06/07 for holders as of 5/4/07
Exchange Ticker Symbol: VRTA
CUSIP: 925490104
01. Directors:
Voted: For F.J. Zaffarese Leavitt
02. Proposal: To ratify the appointment of Moore Stephens Wurth Frazer and Torbet, LLP as independent auditors of the company for the Fiscal year ending December 31, 2007
Voted: For this proposal.